UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-01932

Valley Forge Fund, Inc.

 (Exact name of registrant as specified in charter)

1375 Anthony Wayne Dr

Wayne PA  19087

 (Address of principal executive offices)

(Zip code)

Bernard B. Klawans

1375 Anthony Wayne Dr

Wayne PA  19087

 (Name and address of agent for service)

Registrant's telephone number, including area code: (610)-688-6839

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Valley Forge Fund, Inc.

ANNUAL REPORT

December 31, 2009

                                                                                                                December 31, 2009

Dear Fellow Shareholder:

For the year ending December 31, 2009, your fund gained +28.4%. This compares very favorably to a gain of +18.8% for the DJIA and a gain of +26.5% for the S&P 500 Index.

The Fund’s better performance versus the broader stock market averages was due to a combination of factors: decreasing our cash position from approximately 30% at year end December 31, 2008 to approximately 17% at December 31, 2009; while taking advantage of a generally rising stock market environment and second, our overall individual stock selection.

Standout performers for the period include: Black and Decker +148%, which was subsequently sold from the fund due to a pending takeover offer, American Express +122%, Pep Boys +109%, Dow Chemical Company +87%, and 3M Company +47%.

The Valley Forge Fund continues to receive a five star rating from Morningstar, their highest available.

We appreciate your support and are always available to answer your inquiries. Our email is vffund1@aol.com; our telephone is 800-548-1942.

Thank you for investing with us.

Financial statements for the year ending December 31, 2009 are attached.

Respectfully submitted

Bernard B. Klawans

VALLEY FORGE FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2009

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDING DECEMBER 31, 2009

	1 Year	5 Year	10 Year
Valley Forge Fund	28.40%	2.65%	5.20%
Dow Jones Industrial Average	18.82%	(0.67)%	(0.97)%

20,000.00
15,000.00
10,000.00
5,000.00
-
Valley Forge Fund
Dow Jones Industrial Average
December-99
December-00
December-01
December-02
December-03
December-04
December-05
December-06
December-07
December-08
December-09

All returns in this report represent past performance that is not a guarantee of future results achieved by the Fund. The Fund’s current performance may be lower or higher than future performance. In addition, by using the Fund’s trading symbol VAFGX, past performance is also available from various financial websites and current information is available at any brokerage firm. Please note that both investment returns and principal value may fluctuate widely, so that an investor’s shares, when sold, could be worth more or less than the sharehilder’s original cost. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund Shares. The following is a line graph comparing the initial and subsequent account values as of December 31, 2009 of the past ten years of a $10,000 investment in the Fund that includes reinvestment of all dividends and in the Dow Jones Industrial Average.

Valley Forge Fund, Inc.
Top Ten Holdings
Decebmber 31, 2009 (Unaudited)

As of December 31, 2009, the Fund's top ten holdings were as follows:

Holdings	% of Net Assets
3M Co.	9.03%
Kimberly Clark Corp.	8.36%
Coca Cola Co.	6.23%
Fortune Brands	4.72%
Dow Chemical Corp.	4.53%
SuperValu, Inc.	4.17%
Verizon Communications	3.62%
Johnson & Johnson	3.52%
Sara Lee Corp.	3.33%
General Electric Co.	3.31%
50.82%

Valley Forge Fund, Inc.
Sector Weightings
December 31, 2009 (Unaudited)

As of December 31, 2009, the Fund's portfolio was invested in the following sectors:

Sectors	% of Net Assets
Common Stocks
Consumers	39.12%
Financials	7.59%
Healthcare	6.10%
Industrials	15.44%
Materials	4.78%
Technology	8.97%
Short-Term Investments	17.72%
Other Assets less Liabilities	0.28%
Total	100.00%

	Valley Forge Fund, Inc.
	Schedule of Investments
	December 31, 2009

Shares		Value

COMMON STOCKS - 82.01%

Consumer - 39.12%
10,000	Coca Cola Co.	$ 570,000
8,000	Diebold, Inc.	227,600
10,000	Fortune Brands	432,000
12,000	Kimberly Clark Corp.	764,520
4,000	McDonald's Corp.	249,760
20,000	Pep Boys Manny Moe & Jack	169,200
25,000	Sara Lee Corp.	304,500
30,000	SuperValu, Inc.	381,300
5,000	Target Corp.	241,850
8,333	Time Warner, Inc.	242,824
		3,583,554
Financial - 7.59%
5,000	Alliance Bernstein Holding LP	140,500
5,000	American Express, Co.	202,600
5,000	Brown Forman Corp.	267,850
12,000	Federal Agriculture Mortgage Corp.	84,120
		695,070
Healthcare - 6.10%
3,000	Becton Dickinson & Co.	236,580
5,000	Johnson & Johnson	322,050
		558,630
Industrial - 15.44%
10,000	3M Co.	826,700
5,000	Caterpillar, Inc.	284,950
20,000	General Electric Co.	302,600
		1,414,250
Materials - 4.78%
1,300	Coeur d`Alene Mines Corp. *	23,478
15,000	Dow Chemical Corp.	414,450
		437,928
Technology - 8.97%
757	AOL, Inc. *	17,623
10,000	AT&T Corp.	280,300
15,000	Nokia Corp.	192,750
10,000	Verizon Communications	331,300
		821,973

TOTAL FOR COMMON STOCKS (Cost $8,024,550) - 82.00%		$ 7,511,405

SHORT TERM INVESTMENTS - 17.72%
1,622,708	US Bank Money Market Savings - IT 0.25% ** (Cost $1,622,708)	1,622,708

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,622,708) - 17.72%		$ 1,622,708

TOTAL INVESTMENTS (Cost $9,647,258) - 99.72%		$ 9,134,113

OTHER ASSETS LESS LIABILITIES - 0.28%		25,198

NET ASSETS - 100.00%		$ 9,159,311

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2009.
The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statements of Assets and Liabilities
December 31, 2009

Assets:
Investments in Securities, at Value (Cost $9,647,258)	$ 9,134,113

Cash	8,388
Receivables:
Dividends and Interest	17,124
Shareholder Subscription	8,900
Prepaid Expenses	1,779
Total Assets	9,170,304
Liabilities:
Payables:
Accrued Management Fees	7,633
Other Expenses	3,360
Total Liabilities	10,993
Net Assets	$ 9,159,311

Net Assets Consist of:
Paid In Capital	$ 9,626,071
Accumulated Undistributed Net Investment Loss	46,326
Accumulated Realized Gain on Investments	60
Unrealized Depreciation in Value of Investments	(513,146)
Net Assets (based on 1,037,887 shares outstanding)	$ 9,159,311

Net Asset Value	$ 8.82

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statements of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$ 223,747
Interest	30,443
Total Investment Income	254,190

Expenses:
Advisory Fees (Note 2)	75,199
Audit Fees	18,061
Insurance Fees	4,316
Miscellaneous Fees	1,923
Trustee Fees	2,040
Printing and Mailing Fees	1,079
Registration Fees	654
Custody Fees	649
Total Expenses	103,921

Net Investment Income	150,269

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	187,843
Net Change in Unrealized Appreciation on Investments	1,623,311
Net Realized and Unrealized Gain on Investments	1,811,154

Net Increase in Net Assets Resulting from Operations	$ 1,961,423

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statements of Changes in Net Assets

	For the Years
	Ended	Ended
	12/31/2009	12/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 150,269	$ 245,209
Net Realized Gain (Loss) on Investments	187,843	76,613
Net Change in Unrealized Appreciation/Depreciation on Investments	1,623,311	(2,096,535)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,961,423	(1,774,713)

Distributions to Shareholders from:
Net Investment Income	(187,783)	(211,268)
Realized Gains	(150,306)	(111,282)
Net Change in Net Assets from Distributions	(338,089)	(322,550)

Capital Share Transactions:
Proceeds from Sale of Shares	726,670	155,413
Shares Issued on Reinvestment of Dividends	325,387	308,792
Cost of Shares Redeemed	(492,104)	(498,907)
Net Increase/(Decrease) from Shareholder Activity	559,953	(34,702)

Net Assets:
Net Increase in Net Assets	2,183,287	(2,131,965)
Beginning of Period	6,976,024	9,107,989
End of Period (Including Accumulated Undistributed Net
Investment Income of $150,269 and $46,363, respectively)	$ 9,159,311	$ 6,976,024

Share Transactions:
Shares Sold	84,953	17,795
Shares Issued on Reinvestment of Dividends	36,560	44,445
Shares Redeemed	(62,719)	(57,358)
Net Increase in Shares	58,794	4,882
Outstanding at Beginning of Period	979,093	974,211
Outstanding at End of Period	1,037,887	979,093

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended December 31,
	2009	2008	2007	2006	2005

Net Asset Value, at Beginning of Period	$ 7.13	$ 9.35	$ 9.53	$ 8.89	$ 9.24

Income (Loss) From Investment Operations:
Net Investment Income *	0.16	0.23	0.16	0.25	0.18
Net Gain (Loss) on Securities (Realized and Unrealized)	1.57	(2.10)	0.11	0.64	(0.35)
Total from Investment Operations	1.73	(1.87)	0.27	0.89	(0.17)

Distributions:	(0.04)	(0.35)	(0.45)	(0.25)	(0.18)

Net Asset Value, at End of Period	$ 8.82	$ 7.13	$ 9.35	$ 9.53	$ 8.89

Total Return **	28.40%	(20.05)%	2.83%	10.12%	(1.84)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,159	$ 6,976	$ 9,108	$ 9,698	$ 9,510
Ratio of Expenses to Average Net Assets	1.37%	1.26%	1.56%	1.27%	1.36%
Ratio of Net Investment Income to Average Net Assets	1.98%	4.23%	1.75%	1.14%	0.55%
Portfolio Turnover	15.89%	39.40%	8.30%	10.30%	18.30%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009

NOTE 1.

ORGANIZATION

The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended.  The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stocks.

NOTE 2.

SUMMARY OF SIGNIFICANT ACCOUTNIGN POLICIES

The following summarizes significant accounting policies followed by the Fund.

Security Valuation:  Securities are valued at the last reported sales price, or in the case of securities where there is no reported last sale, the closing bid price.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by, or under, the supervision of the Company's Board of Directors in accordance with methods that have been authorized by the Board.  Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

Securities Transactions and Investment Income:  Security transactions are recorded on the dates the transactions are entered into (the trade dates).  Realized gains and losses on security transactions are determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date.  Interest income is determined on the accrual basis.  Discount on fixed income securities is amortized.

Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.  Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain or loss.  Undistributed net investment income and accumulated undistributed net realized gain or loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year

Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of their net investment income and any realized capital gains. The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

Distributions to Shareholders: The Fund intends to distribute to the shareholders substantially all of the net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results may differ from those estimates.

Concentration of Credit Risk: As of December 31, 2009, the Fund maintains its cash in bank deposit accounts at one federally insured financial intuition. The balance at times may exceed depositor’s insurance provided by the applicable guaranty agency.  For the years ended December 31, 2009 and 2008, the bank accounts always exceeded the depositor’s insurance limitations

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009

NOTE 3.

MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

Under the terms of the investment management agreement, the Manager has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund.  The Manager will receive a fee, payable monthly, for providing investment advice at an annual rate of 1% based on the average daily assets of the Fund.  The fee is accrued daily and paid monthly.  A management fee of $75,199 was paid for the year ended December 31, 2009.

NOTE 4.

INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2009 were $1,803,649 and $964,373 respectively.  At December 31, 2009 net unrealized depreciation for Federal income tax purposes aggregated ($513,146).  The cost of investments at December 31, 2009 for Federal income tax purposes was $9,647,258 excluding short-term investments.

NOTE 5.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2009, there were 10,000,000 shares of $.001 par value capital stock authorized.  The total par value plus paid-in capital equaled $9,626,071.

NOTE 6.

FEDERAL INCOME TAXES

Income and long-term capital gains distributions are determined in accordance with Federal Income Tax regulations which may differ from accounting principles generally accepted in the United States.  As of December 31, 2009, the taxable components of distributable earnings were as follows:

                                          Undistributed ordinary income              $    46,326

                                           Undistributed depreciation                  ($513,146)

The tax character of distributions paid during the year ended December 31, 2009 is as follows.

2009
Ordinary income	$ 150,269
Short-term capital gains	$ 187,843
$ 338,112

The tax character of distributions paid during the year ended December 31, 2008 is as follows.

2008
Ordinary income	$ 211,268
Long-term capital gains	$ 111,282
$ 322,550

NOTE 7.

NEW ACCOUTING PRONOUNCEMENTS

In June 2009, the Financial Accounting Standards Board (“FASB”) issued SFAS No. 168, “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162,” (“SFAS 168”).  SFAS 168 establishes the FASB Accounting Standards Codification (“Codification”) as the source of authoritative generally accepted accounting principles (“GAAP”) for nongovernmental entities.  The Codification does not change GAAP. Instead, it takes the thousands of individual pronouncements that currently comprise GAAP and reorganizes them into approximately ninety accounting topics, and displays all topics using a consistent structure.  Contents in each topic are further organized first by subtopic, then section and finally paragraph. The paragraph level is the only level that contains substantive content.

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009

Citing particular content in the Codification involves specifying the unique numeric path to the content through the topic, subtopic, section and paragraph structure. FASB suggests that all citations begin with “FASB ASC,” where ASC stands for Accounting Standards Codification. Changes to the ASC subsequent to June 30, 2009 are referred to as Accounting Standards Updates (“ASU”).

In conjunction with the issuance of SFAS 168, the FASB also issued its first Accounting Standards Update No. 2009-1, “Topic 105 –Generally Accepted Accounting Principles” (“ASU 2009-1”) which includes SFAS 168 in its entirety as a transition to the ASC.

ASU 2009-1 is effective for interim and annual periods ending after September 15, 2009 and will not have an impact on the Company’s financial position or results of operations but will change the referencing system for accounting standards.

As of December 31, 2009, all citations to the various SFAS’ have been eliminated and will be replaced with FASB ASC as suggested by the FASB in future interim and annual financial statements.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“ASC 820”), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also established a framework for measuring fair value, and a three – level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  Each investment is assigned a level based upon the observability of the inputs that are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

	Investments	Other Financial
	in Securities	Instruments*
Level 1 Quoted prices in active markets for identical investments	$9,134,113	$ 0
Total Value of Investments as of December 31, 2009	$9,134,113	$ 0
Level 2 Other significant observable inputs including quoted pieces for
similar investments interest rates, prepayments, speeds, credit risk, etc.)	$ 0	$ 0
Level 3 (Significant unobservable inputs including the Fund’s own
assumptions in determining the fair value of investments) .	$ 0	$ 0

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future forwards and swap contracts, that are valued at the unrealized appreciation or depreciation on the instrument.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities,"(“ASC 815”). ASC 815 is effective for fiscal years and interim periods beginning after November 15, 2008. ASC 815 Requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.

In May 2009, FASB issued the Statement of Financial Accounting Standards No. 165, "Subsequent Events" ("SFAS 165 now known as ASC 855). ASC 855 is effective for fiscal years and interim periods ending after June 15, 2009.  ASC 855 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued.  See Note 9.

NOTE 8.

CHANGE OF SERVICE PROVIDERS

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009

On January 9, 2009 the Fund entered into an accounting services agreement with Mutual Shareholder Services, LLC, a Delaware Limited Liability Company (“MSS”) to provide accounting services and maintain and keep current all books and records of the Fund as required by Rule 3a-1 under the 40 act. Prior to January 9, 2009 the Manager provided these services.

On January 9, 2009 the Fund entered into a transfer agent agreement with MSS to act as transfer agent for the Funds single class of authorized and issued shares of beneficial interest and as dividend disbursing and redemption agent for the Fund. Prior to January 9, 2009 the Manager provided these services.

On February 20, 2009 the Fund entered into a custody agreement with US Bank National Association (the Custodian) a national banking association organized and existing under the laws of the United States of America.  The Custodian will act as custodian of the cash and securities of the Fund and undertake the responsibilities set forth in Rule 17f-5C under the 40 Act. Prior to February 20, 2009 the Manager provided these services.

NOTE 9.

SUBSEQUENT EVENTS

As of February 26, 2010, the date the annual financial statements were available to be published, there are no subsequent events that are required to be recorded or disclosed in the accompanying financial statements as of and for the year ended December 31, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

Valley Forge Fund, Inc.

Wayne, Pennsylvania

We have audited the accompanying statement of assets and liabilities of Valley Forge Fund, Inc., (the "Fund") including the schedule of investments, as of December 31, 2009 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of December 31, 2009, verified by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Valley Forge Fund, Inc. as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Conner & Associates, PC

CONNER & ASSOCIATES, PC

Newtown, Pennsylvania

26 February 2010

Valley Forge Fund, Inc.
Expense Illustration
December 31, 2009 (Unaudited)

Expense Example

As a shareholder of the Valey Forge Fund, Inc., you incur ongoing costs that consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2009 through December 31, 2009.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical that are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing  in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2009	December 31, 2009	July 1, 2009 to December 31, 2009

Actual	$1,000.00	$1,219.08	$7.66
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.30	$6.97

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

VALLEY FORGE FUND, INC.

BOARD OF TRUSTEES

DECEMBER 31, 2009 (UNAUDITED)

DIRECTORS AND OFFICERS

The Fund’s business and affairs are managed under the direction of Directors that are elected annually to serve for one year.  Information published by the Fund contains additional information about these Directors, and is available without charge, by calling 1-800-548-1942.  Each director may be contacted by writing to the director c/o Valley Forge Fund, P.O. Box 262, Valley Forge, PA 19481.

Name and Age	Position(s) Held with Company	Time Served	Principal Occupation for Past 5 Years

Interested Officers and Directors: - *
Bernard B. Klawans Age: 88	Director Chief Executive & Chief Financial Officer	Inception 5/15/1972 to Present	Chief Executive Officer Chief Financial Officer
Sandra K. Texter Age: 59	Secretary	1/30/2003 to Present	System Analyst Lockheed Martin

Name and Age	Position(s) Held with Company	Time Served	Principal Occupation for Past 5 Years

Independent Directors -
Donald A. Peterson Age: 69	Director & Board Chairman	8/15/1974 to Present	Program Manager DRS Technology
Lewis T. Seaman Age: 66	Director	Elected for One Year to Replace Mr. Bealanger who Retired	Retired General Manager GE Space Division
Dr. James P. King Age: 76	Director	Inception 5/15/1972 to Present	President Desilube Tech, Inc.
C. William Majer Age: 73	Director	6/21/2005 to Present	President Majerplus Ltd.

* “Interested persons” as defined in the Investment Company Act of 940 are Mr. Klawans because he owns the Fund’s Investment Adviser and Sandra Texter because she is the daughter of Mr. Klawans and Secretary of the Fund.

VALLEY FORGE FUND, INC.

ADDITIONAL INFORMATION

DECEMBER 31, 2009 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 548-1942 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters ended on March 31 and September 30. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-548-1942.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-548-1942.

1-800-548-1942

                 This report is provided for the general information of the shareholders of the Valley Forge Fund. This report is not intended for distribution to prospective investors in this Fund, unless preceded or accompanied by an effective Prospectus.

Item 2.  Code of Ethics

CODE OF ETHICS

Pursuant to the requirements of Sections 406 and 407 of the Sarbanes Oxley Act of 2002, the Valley Forge Fund, Inc. (the “Fund”), hereby adopts the following Code of Ethics that applies to Bernard Klawans who is the Fund’s principal executive, financial and accounting officer or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to:

a.	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

b.	Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c.	Compliance with all applicable governmental laws, rules and regulations;

d.	Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e.	The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3.  Audit Committee Financial Expert

Mr. Klawans who has prepared all financial documents issued by the fund for the past 36 years is still responsible for their preparation. The current Fund auditor is Conner & Associates, P.C.

Item 4. Principal Accountant Fees and Services.

Audit Fees

The aggregate fees billed by Conner & Associates, PC for professional services rendered for the audit of our annual financial statements and services included in connection with statutory and regulatory filings were $11,000 and $8,500 for the years ended December 31, 2009 and 2008, respectively.

Audit-Related Fees

Conner’s fees billed for assurance and related services related to the review of the Company’s semi annual financial statements were $0 for the years ended December 31, 2009 and 2008, respectively.

Tax Fees

Conner’s fees billed for professional services for tax compliance, tax advice, and tax planning were $0 for the years ended December 31, 2009 and 2008, respectively.

All Other Fees

Conner’s fees billed for other products and services were $0 for the years ended December 31, 2009 and 2008, respectively.

The Fund does not engage its independent registered public accounting firm to perform personal tax services for the Mr. Klawans, nor any other executive officer of the Fund. In addition, the independent registered public accounting firm is not engaged by Valley Forge Management Corporation, the manager of the Fund, to perform any professional services (audit or tax) on its behalf.

Item 5.  Audit Committee of Listed Registrants

Not Applicable

Item 6.  Investments

Schedule I - investments in securities of unaffiliated issuers as of December 31, 2009 as set forth in Section 210-1212 of Regulation S-X [17 CFR 210.12-12] is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.  Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

Bernard B. Klawans is the president of the Fund. He handles all financial matters of the Fund and has along with support from the Fund’s Board of Directors instituted additional internal control procedures to not only improve accuracy and safety in all financial matters involved in running the Fund but also properly publish disclosures of the Fund’s operations. He is also president and owner of the Valley Forge Management Corporation that has acted as Transfer Agent “pro bono” to the Fund.

The SEC conducted a review of the Fund’s internal controls during 2007. The Fund retained independent legal and CPA services to assist the Fund and its manager in responding to the SEC concerns and comments over the Fund’s internal controls, lack of separate legal counsel for the Fund and the lack of an independent custodian of the Fund. As of the date of this report, the Fund's management has yet to retain legal counsel for the Fund.

The Fund’s management conducted a review of the effectiveness of the Fund’s disclosure controls and procedures with the required 90-day period prior to the filing date of this report on Form N-CSR for the purpose of providing reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that:

1.	Pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the Fund,

2.

Provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the Fund are being made only in accordance with authorizations of management and directors of the Fund; and

3.

Provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Fund’s assets that could have a material effect on the financial statements.

Item 12.  Exhibits.

a)	Code of Ethics.
Filed under Item 2 - Code of Ethics

b)	Certifications
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valley Forge Fund, Inc.

/s/ Bernard B. Klawans

Chief Executive Officer and Chief Financial Officer

Date: March 9, 2010